Short And Long-Term Debt - Unsecured Notes (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended															0 Months Ended														6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 05, 2011	Sep. 24, 2009 Senior Toggle Notes [Member]	Dec. 31, 2011 12.00% Interest Rate [Member]	Apr. 10, 2007 Senior Notes [Member]	Jun. 30, 2012 Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member]	Jun. 30, 2012 Senior Notes [Member] 11.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member]		Jun. 30, 2012 Senior Notes [Member] 12.00% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member]		Apr. 16, 2012 Senior Toggle Notes [Member]	Apr. 10, 2007 Senior Toggle Notes [Member]	Jun. 30, 2012 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Apr. 10, 2007 Senior Subordinated Notes [Member]	Jun. 30, 2012 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]		Jun. 30, 2012 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2011 Existing Notes [Member]	Jan. 05, 2011 Existing Notes [Member]	Oct. 31, 2009 Existing Notes [Member] Senior Toggle Notes [Member]	Jan. 05, 2011 Extended Maturity Notes [Member]	Jun. 30, 2012 Cash Interest [Member] Senior Toggle Notes [Member]	Dec. 31, 2011 Cash Interest [Member] Senior Toggle Notes [Member]	Jun. 30, 2012 Issuance of Senior Notes (PIK Interest) [Member] Senior Toggle Notes [Member]	Dec. 31, 2011 Issuance of Senior Notes (PIK Interest) [Member] Senior Toggle Notes [Member]	Jun. 30, 2012 Cash Interest [Member] Senior Toggle Notes [Member]	Dec. 31, 2011 Cash Interest [Member] Senior Toggle Notes [Member]
Debt Instrument [Line Items]
Senior Notes						$ 303			$ 1,700										$ 550			$ 875								$ 221
Debt Instrument, Face Amount							221	2,742		64	64	492	492	[1]	130	130	[2]			41	52		190	190	[3]	10	10	303	2,110		632
Redemption Price, Convertible Debt, Percent of Principal			90.00%
Interest rate, stated percentage										10.50%	10.50%	11.50%	11.50%	[1]	12.00%	12.00%	[2]			11.00%	11.00%		12.375%	12.375%	[3]	13.375%	13.375%
Payment of interest on senior notes, allocation percentage																																50.00%	50.00%	50.00%	50.00%
Description of variable interest rate basis			LIBOR																																	PIK Interest on the Senior Toggle Notes accrues at the Cash Interest rate per annum	PIK Interest on the Senior Toggle Notes accrues at the Cash Interest rate per annum
Basis spread on variable interest rate																																				0.75%	0.75%
Repayments of Senior Debt	$ 640	$ 703	$ 706	$ 32	$ 32													$ 11

[1]	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.
[2]	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.
[3]	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.